NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE
Schedule of notes payable

	2012		2011
(millions of Canadian dollars)	Outstanding December 31	Weighted Average Interest Rate per Annum at December 31	Outstanding December 31	Weighted Average Interest Rate per Annum at December 31

Canadian dollars	803	1.2%	466	1.2%
U.S. dollars (2012 – US$1,480; 2011 – US$1,373)	1,472	0.4%	1,397	0.5%

	2,275		1,863